Goodwill and Other Identifiable Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Water & Fluid Solutions	Dec. 31, 2011 Water & Fluid Solutions	Dec. 31, 2010 Water & Fluid Solutions	Dec. 31, 2012 Technical Solutions
Expected Amortization Expense [Line Items]
Impairment charge	$ 200.5			$ 200.5
Accumulated goodwill impairment losses	200.5	200.5
Identifiable intangible asset amortization expense			76.0	41.9	24.5
Impairment charges, related to trade names			$ 49.1	$ 0	$ 0	$ 11.6